Leases - Schedule of Operating Leases Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Schedule of Operating Leases Expenses [Abstract]
Operating lease right-of-use assets, net	$ 509		$ 606
Lease liabilities - current	427		544
Lease liabilities – non-current	17		21
Total operating lease liabilities	444		$ 565
Lease cost
Amortization of right-of-use assets	231	$ 200
Interest of operating lease liabilities	6	14
Total Lease cost	$ 237	$ 214
Weighted-average remaining lease term	5 months 1 day	1 year
Weighted-average discount rate	4.11%	4.30%